(Loss) Income Per Common Unit (Tables)	12 Months Ended
Mar. 31, 2018
Earnings Per Unit [Abstract]
Schedule of weighted average number of units
The following table presents our calculation of basic and diluted weighted average common units outstanding for the periods indicated:

	Year Ended March 31,
	2018	2017	2016
Weighted average common units outstanding during the period:
Common units - Basic	120,991,340	108,091,486	104,838,886
Effect of Dilutive Securities:
Performance awards	—	173,087	—
Warrants	—	3,586,048	—
Common units - Diluted	120,991,340	111,850,621	104,838,886

For the year ended March 31, 2018, the Service Awards (as defined herein), Performance Awards (as defined herein), warrants and Class A Preferred Units (as defined herein) were considered antidilutive. For the year ended March 31, 2017, the Class A Preferred Units were considered antidilutive and for the years ended March 31, 2017, and 2016, the Service Awards were considered antidilutive. In addition, the Performance Awards were antidilutive for the year ended March 31, 2016.

Schedule of (loss) income per common unit
Our (loss) income per common unit is as follows for the periods indicated:

	Year Ended March 31,
	2018	2017	2016
	(in thousands, except unit and per unit amounts)
(Loss) income from continuing operations	$(226,385)	$94,802	$(231,318)
Less: Continuing operations income attributable to noncontrolling interests	(240)	(6,832)	(11,832)
Net (loss) income from continuing operations attributable to NGL Energy Partners LP	(226,625)	87,970	(243,150)
Less: Distributions to preferred unitholders (1)	(59,697)	(30,142)	—
Less: Continuing operations net loss (income) allocated to general partner (2)	150	(183)	(47,575)
Less: Repurchase of warrants (3)	(349)	—	—
Net (loss) income from continuing operations allocated to common unitholders	$(286,521)	$57,645	$(290,725)

Income from discontinued operations attributable to NGL Energy Partners, net of tax	$156,780	$49,072	$44,221
Less: Discontinued operations income attributable to redeemable noncontrolling interests	(1,030)	—	—
Less: Discontinued operations income allocated to general partner (2)	(155)	(49)	(45)
Net income from discontinued operations allocated to common unitholders	$155,595	$49,023	$44,176

Net (loss) income allocated to common unitholders	$(130,926)	$106,668	$(246,549)

Basic (loss) income per common unit
(Loss) income from continuing operations	$(2.37)	$0.53	$(2.77)
Income from discontinued operations, net of tax	$1.29	$0.45	$0.42
Net (loss) income	$(1.08)	$0.99	$(2.35)
Diluted (loss) income per common unit
(Loss) income from continuing operations	$(2.37)	$0.52	$(2.77)
Income from discontinued operations, net of tax	$1.29	$0.44	$0.42
Net (loss) income	$(1.08)	$0.95	$(2.35)
Basic weighted average common units outstanding	120,991,340	108,091,486	104,838,886
Diluted weighted average common units outstanding	120,991,340	111,850,621	104,838,886

(1)	This amount includes the distribution to preferred unitholders as well as the accretion for the beneficial conversion, as discussed further in Note 10.

(2)	Net loss (income) allocated to the general partner includes distributions to which it is entitled as the holder of incentive distribution rights.

(3)	This amount represents the excess of the repurchase price over the fair value of the warrants, as discussed further in Note 10.